UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21515
TS&W/Claymore Tax-Advantaged Balanced Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Kevin M. Robinson 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31
Date of reporting period: January 1, 2010 - September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND
Portfolio of Investments
September 30, 2010 (unaudited)
		Optional
Principal Amount	Description	Call Provisions	Value
	Long-Term Municipal Bonds — 86.3%
	Alabama — 5.0%
$ 8,150,000	Birmingham Special Care Facilities Financing Authority,
	Health Care Facilities Revenue, ASSURED Insured, AAA, Aa3
	6.00%, 6/1/2039	6/1/19 @ 100.00	$ 9,016,508

	Arizona — 1.8%
3,000,000	Glendale Western Loop 101, Public Facilities Corp.,
	Third Lien Excise Tax Revenue, Series A, AA, A1
	7.00%, 7/1/2033	1/1/14 @ 100.00	3,254,550

	California — 5.0%
4,395,000	Alhambra Certificates of Participation,
	Police Facilities 91-1-RMK, AMBAC Insured, NR, NR
	6.75%, 9/1/2023	N/A	5,181,134
2,000,000	California Statewide Communities Development Authority,
	American Baptist Homes West, BBB-, NR
	6.25%, 10/1/2039	10/1/19 @ 100.00	2,041,360
4,600,000	Manhattan Beach California Unified School District,
	Capital Appreciation-Election 2008, Series B, AA, Aa2
	6.50%, 9/1/2045 (a)	9/1/35 @ 100.00	1,823,854
			9,046,348
	District of Columbia — 0.6%
1,000,000	District of Columbia Water & Sewer Authority,
	Public Utility Revenue, Series A, AA, Aa2
	6.00%, 10/1/2035	10/1/18 @ 100.00	1,149,840

	Florida— 0.8%
1,500,000	Miami-Dade County Aviation Revenue,
	Series B, AGM Insured, AAA, Aa3
	5.00%, 10/1/2035	10/1/20 @ 100.00	1,544,040

	Illinois— 2.6%
4,500,000	Illinois Finance Authority Revenue,
	Refunding Bonds, OSF Healthcare System, Series A, A, A3
	6.00%, 5/15/2039	5/15/20 @ 100.00	4,776,615

	Kentucky — 3.4%
2,700,000	Kentucky Economic Development Finance Authority,
	Owensboro Medical Health System, Series A, NR, Baa2
	6.375%, 6/1/2040	6/1/20 @ 100.00	2,879,253
3,050,000	Kentucky Economic Development Finance Authority,
	Owensboro Medical Health System, Series B, NR, Baa2
	6.375%, 3/1/2040	6/1/20 @ 100.00	3,259,596
			6,138,849
	Louisiana — 3.9%
5,980,000	Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
	Series C-2-RMKT, ASSURED Insured, AAA, Aa3
	6.75%, 6/1/2026	6/1/18 @ 100.00	7,086,001

	Massachusetts — 0.9%
1,820,000	Massachusetts Development Finance Agency Revenue,
	Evergreen Center, BBB-, NR
	5.50%, 1/1/2035	1/1/15 @ 100.00	1,691,162

	Michigan — 15.7%
5,150,000	Detroit Michigan Sewer Disposal Revenue,
	Rols RR II R 11841-1, AGM Insured, AAA, NR
	(Underlying Obligor: Detroit Michigan Sewer Disposal)
	14.35%, 7/1/2017 (b)	N/A	7,477,285
5,000,000	Detroit Michigan Sewer Disposal Revenue,
	Refunding-Senior Lien-Series C-1-RMKT, AGM Insured, AAA, Aa3
	7.00%, 7/1/2027	7/1/19 @ 100.00	6,016,150
5,000,000	Detroit Michigan Water Supply System Revenue,
	Refunding-Senior Lien-Series C-RMKT, BHAC/FGIC Insured, AA+, Aa1
	5.75%, 7/1/2026	7/1/18 @ 100.00	5,578,000
2,265,000	Detroit Michigan Water Supply System Revenue,
	Second Lien-Series B-RMKT, AGM Insured, AAA, NR
	7.00%, 7/1/2036	7/1/19 @ 100.00	2,667,151
4,000,000	Michigan Finance Authority Educational Facility Revenue,
	Senior Lien, St. Catherine Siena, Series A, NR, NR
	8.50%, 10/1/2045	10/1/19 @ 100.00	4,042,440
2,500,000	Michigan Public Educational Facilities Authority Revenue,
	Refunding-Limited, Obligation-Landmark Academy, BBB-, NR
	7.00%, 12/1/2039	6/1/20 @ 100.00	2,652,875
			28,433,901
	New Jersey — 2.7%
4,150,000	Newark Housing Authority Revenue,
	South Ward Police Facility, ASSURED Insured, NR, Aa3
	6.75%, 12/1/2038	12/1/19 @ 100.00	4,831,305

	New York — 16.0%
3,000,000	Long Island Power Authority Revenue,
	Electrical Light and Power Improvements, Series A, A-, A3
	6.25%, 4/1/2033	4/1/19 @ 100.00	3,536,940
5,000,000	Metropolitan Transportation Authority Revenue,
	Transportation, Series 2008C, A, A2
	6.50%, 11/15/2028	11/15/18 @ 100.00	5,982,200
2,000,000	New York Liberty Development Corp. Revenue,
	Refunding Bonds - 2nd Priority - Bank of America, BBB-, NR
	6.375%, 7/15/2049	1/15/20 @ 100.00	2,146,840
5,000,000	New York State Dormitory Authority Income Tax Revenue,
	PIT Education, Series B, AAA, NR
	5.75%, 3/15/2036	3/15/19 @ 100.00	5,817,400
1,000,000	New York State Dormitory Authority Revenue,
	The Bronx-Lebanon Hospital Center, NR, Aa2
	6.50%, 8/15/2030	2/15/19 @ 100.00	1,130,020
	New York State Dormitory Authority Revenue,
	Health, Hospital & Nursing Home Improvements, FHA, AAA, Aa2
4,500,000	6.25%, 8/15/2034	8/15/19 @ 100.00	5,127,210
2,500,000	6.00%, 8/15/2038	8/15/19 @ 100.00	2,787,250
2,220,000	New York State Dormitory Authority Revenue,
	School Districts Financing Program, ASSURED Insured, Series A, AAA, Aa3
	5.625%, 10/1/2029	10/1/19 @ 100.00	2,497,633
			29,025,493
	Pennsylvania — 1.0%
2,500,000	Allegheny County Hospital Development Authority Health System Revenue,
	West Penn, Series 2007A, BB-, B1
	5.375%, 11/15/2040	11/15/17 @ 100.00	1,894,700

	Puerto Rico — 2.5%
2,000,000	Puerto Rico Sales Tax Financing Revenue,
	Public Improvements, First Sub-Series A, A+, A1
	6.00%, 8/1/2042	8/1/19 @ 100.00	2,213,520
2,000,000	Puerto Rico Sales Tax Financing Revenue,
	Public Improvements, First Sub-Series C, A+, A1
	6.50%, 8/1/2035	8/1/20 @ 100.00	2,325,320
			4,538,840
	Rhode Island — 4.4%
5,500,000	Rhode Island State Health & Educational Building Corp. Revenue,
	Hospital Financing Lifespan Obligation, ASSURED Insured, Series A, AAA, NR
	(Underlying Obligor: Rhode Island State Health and Educational Building Corp.)
	13.33%, 5/15/2017 (b)	N/A	7,504,090
500,000	Rhode Island State Health & Educational Building Corp. Revenue,
	Hospital Financing Lifespan Obligation, A-, A3
	6.375%, 8/15/2021	8/15/12 @ 100.00	520,115
			8,024,205
	Texas — 13.2%
6,700,000	Forney Independent School District,
	Unlimited Tax School Building Bonds, Series A, PSF Guaranteed, AAA, NR
	6.00%, 8/15/2037 (c)	N/A	8,079,195
7,000,000	Frisco Texas Independent School District,
	School Improvements, Series A, PSF Guaranteed, NR, Aaa
	6.00%, 8/15/2038 (c)	N/A	8,455,020
1,200,000	North Texas Tollway Authority Revenue,
	Refunding Bonds - 1st Tier, Series A, BHAC Insured, AA+, Aa1
	5.75%, 1/1/2040	1/1/18 @ 100.00	1,321,476
5,000,000	North Texas Tollway Authority Revenue,
	Rols RR II R-11392-1, BHAC Insured, NR, Aa1
	(Underlying Obligor: North Texas Tollway Authority)
	10.86%, 1/1/2016 (b)	N/A	6,045,200
			23,900,891
	Virginia — 5.3%
3,000,000	Chesterfield County Economic Development Authority Revenue,
	Bon Secours Health, Series C-1, AGM Insured, AAA, Aa3
	5.00%, 11/1/2042	11/1/20 @ 100.00	3,064,260
1,380,000	Henrico County Economic Development Authority Revenue,
	Bon Secours Health, Series B-1, ASSURED Insured, AAA, Aa3
	4.50%, 11/1/2042	11/1/20 @ 100.00	1,338,904
5,000,000	Henrico County Economic Development Authority Revenue,
	Bon Secours Health, Series B-2, ASSURED Insured, AAA, Aa3
	5.25%, 11/1/2042	11/1/20 @ 100.00	5,247,350
			9,650,514
	Wisconsin — 1.5%
2,000,000	Wisconsin State Health & Educational Facilities Authority Revenue,
	Aurora Health Care, Series A, NR, A3
	5.60%, 2/15/2029	2/15/11 @ 100.00	2,000,980
750,000	Wisconsin State Health & Educational Facilities Authority Revenue,
	Blood Center Southeastern Project, A-, NR
	5.75%, 6/1/2034	6/1/14 @ 100.00	770,610
			2,771,590
	Total Long-Term Municipal Bonds — 86.3%
	(Cost $144,718,853)		156,775,352

Number of Shares			Value
	Common Stocks — 46.8%
	Aerospace & Defense — 2.9%
27,500	General Dynamics Corp.		1,727,275
75,000	ITT Corp.		3,512,250
			5,239,525
	Capital Markets — 0.6%
7,500	Goldman Sachs Group, Inc. (The)		1,084,350

	Chemicals — 1.6%
65,000	EI du Pont de Nemours & Co.		2,900,300

	Commercial Banks — 0.7%
22,500	Cullen/Frost Bankers, Inc.		1,212,075

	Commercial Services & Supplies — 0.3%
30,000	RR Donnelley & Sons Co.		508,800

	Communications Equipment — 0.6%
50,000	Cisco Systems, Inc. (d)		1,095,000

	Diversified Financial Services — 1.3%
61,500	JPMorgan Chase & Co.		2,341,305

	Diversified Telecommunication — 4.7%
155,000	AT&T, Inc.		4,433,000
125,000	Verizon Communications, Inc.		4,073,750
			8,506,750
	Electronic Equipment & Instruments — 1.0%
100,000	Corning, Inc.		1,828,000

	Energy Equipment & Services — 0.6%
25,000	National Oilwell Varco, Inc.		1,111,750

	Food Products — 2.7%
60,000	Kraft Foods, Inc. - Class A		1,851,600
102,500	Unilever NV (Netherlands)		3,062,700
			4,914,300
	Hotels, Restaurants & Leisure — 0.2%
10,000	Darden Restaurants, Inc.		427,800

	Household Durables — 0.4%
25,100	Garmin Ltd. (Switzerland)		761,785

	Household Products — 1.0%
28,500	Kimberly-Clark Corp.		1,853,925

	Industrial Conglomerates — 1.9%
87,500	General Electric Co.		1,421,875
18,500	Siemens AG, ADR (Germany)		1,949,900
			3,371,775
	Insurance — 2.7%
60,000	MetLife, Inc.		2,307,000
50,000	Travelers Cos., Inc.		2,605,000
			4,912,000
	IT Services — 1.2%
16,500	IBM Corp.		2,213,310

	Multiline Retail — 1.8%
25,000	Macy's, Inc.		577,250
50,000	Target Corp.		2,672,000
			3,249,250
	Multi-Utilities — 1.3%
150,000	Centerpoint Energy, Inc.		2,358,000

	Oil, Gas & Consumable Fuels — 6.1%
45,000	Chevron Corp.		3,647,250
30,000	Devon Energy Corp.		1,942,200
22,500	Exxon Mobil Corp.		1,390,275
70,719	Royal Dutch Shell PLC, ADR - Class B (United Kingdom)		4,157,570
			11,137,295
	Pharmaceuticals — 7.5%
105,000	Bristol-Myers Squibb Co.		2,846,550
67,500	Eli Lilly & Co.		2,465,775
37,500	Johnson & Johnson		2,323,500
75,000	Merck & Co., Inc.		2,760,750
185,000	Pfizer, Inc.		3,176,450
			13,573,025
	Semiconductors — 1.4%
132,500	Intel Corp.		2,547,975

	Software — 1.8%
57,500	Microsoft Corp.		1,408,175
125,000	Symantec Corp. (d)		1,896,250
			3,304,425
	Specialty Retail — 1.4%
60,000	Best Buy Co., Inc.		2,449,800

	Tobacco — 1.1%
35,000	Reynolds American, Inc.		2,078,650

	Total Common Stocks — 46.8%
	(Cost $81,781,389)		84,981,170

		Optional
Principal Amount		Call Provisions	Value
	Corporate Bonds — 17.2%
	Aerospace & Defense — 0.8%
$ 1,000,000	Alliant Techsystems, Inc., BB-, Ba3
	6.75%, 4/1/2016	4/1/11 @ 103.38	1,042,500
350,000	Triumph Group, Inc., B+, B1
	8.00%, 11/15/2017	11/15/13 @ 104.00	358,750
			1,401,250
	Airlines — 0.3%
500,000	Air Canada (Canada), B+, B2
	9.25%, 8/1/2015 (e)	8/1/12 @ 106.94	505,000

	Auto Manufacturers — 0.6%
1,000,000	Oshkosh Corp., BB-, B2
	8.25%, 3/1/2017	3/1/14 @ 104.13	1,075,000

	Auto Parts and Equipment — 0.8%
525,000	Cooper Tire & Rubber Co., BB-, B3
	8.00%, 12/15/2019	N/A	541,406
900,000	Goodyear Tire & Rubber Co., B+, B1
	8.25%, 8/15/2020	8/15/15 @ 104.13	947,250
			1,488,656
	Banks — 0.1%
100,000	FCB/NC Capital Trust I, BB, Baa2
	8.05%, 3/1/2028	3/1/11 @ 102.82	99,645

	Building Materials — 0.1%
239,000	Boise Cascade LLC, B+, Caa1
	7.125%, 10/15/2014	10/15/11 @ 101.19	229,440

	Commercial Services — 0.7%
600,000	Hertz Corp. (The), CCC+, B2
	8.875%, 1/1/2014	1/1/11 @ 102.22	615,750
668,000	Valassis Communications, Inc., BB-, Ba3
	8.25%, 3/1/2015	3/1/11 @ 104.13	701,400
			1,317,150
	Containers & Packaging — 0.4%
600,000	Greif, Inc., BB+, Ba2
	7.75%, 8/1/2019	N/A	648,750

	Diversified Financial Services — 1.2%
780,000	Capital One Capital V, BB, Baa3
	10.25%, 8/15/2039	N/A	844,350
750,000	Ford Motor Credit Co. LLC, B+, Ba3
	8.70%, 10/1/2014	N/A	841,405
500,000	Goldman Sachs Capital II, BBB, Baa2
	5.793%, 6/1/2043 (f) (g)	6/1/12 @ 100.00	424,375
			2,110,130
	Diversified Telecommunications — 1.5%
1,191,000	Frontier Communications Corp., BB, Ba2
	7.125%, 3/15/2019	N/A	1,220,775
925,000	NII Capital Corp., BB-,B1
	10.00%, 8/15/2016	8/15/13 @ 105.00	1,052,187
500,000	Windstream Corp., B+, Ba3
	8.625%, 8/1/2016	8/1/11 @ 104.31	528,750
			2,801,712
	Entertainment — 0.8%
775,000	Regal Entertainment Group, B-, B3
	9.125%, 8/15/2018	8/15/14 @ 104.56	812,781
600,000	Scientific Games Corp., BB-, B1
	8.125%, 9/15/2018 (e)	9/15/14 @ 104.06	612,000
			1,424,781
	Food — 0.5%
1,015,000	Dean Foods Co., B, B2
	7.00%, 6/1/2016	N/A	995,969

	Forest Products & Paper — 0.5%
1,000,000	Neenah Paper, Inc., BB-, B1
	7.375%, 11/15/2014	11/15/11 @ 101.23	1,001,250

	Health Care — 1.1%
1,200,000	Community Health Systems, Inc., B, B3
	8.875%, 7/15/2015	7/15/11 @ 104.44	1,275,000
740,000	DaVita, Inc., B, B2
	7.25%, 3/15/2015	3/15/11 @ 102.42	768,213
			2,043,213
	Household Products & Housewares — 0.1%
185,000	Jarden Corp., B, B1
	7.50%, 1/15/2020	1/15/15 @ 103.75	192,400

	Independent Power Producers — 0.5%
940,000	NRG Energy, Inc., BB-, B1
	8.50%, 6/15/2019	6/15/14 @ 104.25	990,525

	Insurance — 0.5%
500,000	Genworth Financial, Inc., BB+, Ba1
	6.15%, 11/15/66 (f)	11/15/16 @ 100.00	379,375
445,000	White Mountain Re Group Ltd. (Bermuda), BBB-, Baa3
	6.375%, 3/20/17 (e)	N/A	449,854
			829,229
	Internet & Catalog Retail — 0.3%
500,000	NetFlix, Inc., BB-, Ba2
	8.50%, 11/15/2017	11/15/13 @ 104.25	557,500

	Iron/Steel — 0.2%
350,000	Allegheny Technologies, Inc., BBB-, Baa3
	9.375%, 6/1/2019	N/A	423,000

	IT Services — 0.3%
425,000	Unisys Corp., B+, B2
	12.50%, 1/15/2016	1/15/12 @ 106.25	473,875

	Office/Business Equipment — 0.6%
1,000,000	Xerox Capital Trust I, BB, Baa3
	8.00%, 2/1/2027	2/1/11 @ 101.47	1,017,464

	Oil, Gas & Consumable Fuels — 1.0%
1,115,000	Bill Barrett Corp., BB-, B1
	9.875%, 7/15/2016	7/15/13 @ 104.94	1,218,137
500,000	McMoRan Exploration Co., B, Caa1
	11.875%, 11/15/2014	11/15/11 @ 105.94	550,000
			1,768,137
	Pharmaceuticals — 0.2%
325,000	Omnicare, Inc., BB, Ba2
	7.75%, 6/1/2020	6/1/15 @ 103.88	332,313

	Real Estate Investment Trusts — 0.3%
500,000	Omega Healthcare Investors, Inc., BB+, Ba2
	7.00%, 1/15/2016	1/15/11 @ 103.50	518,750

	Real Estate Management Services — 0.3%
525,000	CB Richard Ellis Services, Inc., B+, Ba3
	11.625%, 6/15/2017	6/15/13 @ 105.81	607,688

	Retail — 1.5%
700,000	Dillards, Inc., B+, B3
	7.13%, 8/1/2018	N/A	684,250
1,290,000	Foot Locker, Inc., B+, B1
	8.50%, 1/15/2022	N/A	1,212,600
900,000	Macy's Retail Holdings, Inc., BB+, Ba1
	7.60%, 6/1/2025	N/A	882,000
			2,778,850
	Semiconductors — 0.6%
1,100,000	Advanced Micro Devices, Inc., B+, Ba3
	7.75%, 8/1/2020 (e)	8/1/15 @ 103.88	1,135,750

	Transportation — 1.4%
500,000	Kansas City Southern Railway, BB-, B2
	8.00%, 6/1/2015	6/1/12 @ 104.00	538,125
	Overseas Shipholding Group, Inc., BB-, Ba3
850,000	8.75%, 12/1/2013	N/A	901,000
1,000,000	8.125%, 3/30/2018	N/A	1,038,750
			2,477,875
	Total Corporate Bonds — 17.2%
	(Cost $30,290,003)		31,245,302

Number of Shares			Value
	Preferred Stocks — 7.5%
	Diversified Financial Services — 2.5%
7,500	Ameriprise Financial, Inc., 7.75%, A, A3		210,450
56,000	Bank of America Corp., Series MER, 8.625%, BB, Ba3		1,470,000
23,060	BB&T Capital Trust VI, 9.60%, BBB, A3		659,516
31,650	Deutsche Bank Contingent Capital Trust II, 6.55%, BBB, Baa2		777,324
18,800	HSBC Holdings PLC, Series 2 (United Kingdom), 8.00%, A-, A3		507,224
60,000	RBS Capital Funding Trust VII, Series G, 6.08%, CC, B3		864,000
			4,488,514
	Electric — 0.3%
20,000	Dominion Resources, Inc., Series A, 8.375%, BBB, Baa3		582,200

	Insurance — 2.5%
50,000	Aegon NV (Netherlands), 6.50%, BBB, Baa2		1,166,000
64,505	Allianz SE (Germany), 8.375%, A+, A3		1,753,730
37,300	Aspen Insurance Holdings Ltd. (Bermuda), 7.401%, BBB-, Ba1 (f)		904,898
33,200	ING Groep NV (Netherlands), 7.375%, BB, Ba1		806,096
			4,630,724
	Real Estate Investment Trusts — 2.2%
15,480	Apartment Investment & Management Co., Series T, 8.00%, B+, Ba3		394,740
19,000	Brandywine Realty Trust, Series C, 7.50%, NR, NR		471,960
11,000	Capital Automotive REIT, Series A, 7.50%, NR, NR		219,657
10,000	CBL & Associates Properties, Inc., Series C, 7.75%, NR, NR		245,000
10,000	First Industrial Realty Trust, Inc., Series J, 7.25%, CCC+, B2		194,600
6,700	Health Care REIT, Inc., Series D, 7.875%, BB, Baa3		171,922
13,000	Kimco Realty Corp., Series G, 7.75%, BBB-, Baa2		333,060
12,000	PS Business Parks, Inc., Series H, 7.00%, BB+, Baa3		301,560
35,500	Public Storage, Series M, 6.625%, BBB, Baa1		900,635
15,200	Regency Centers Corp., Series D, 7.25%, BB+, Baa3		383,800
15,000	Vornado Realty Trust, Series E, 7.00%, BBB-, Baa3		381,000
			3,997,934
	Total Preferred Stocks — 7.5%
	(Cost $14,017,200)		13,699,372

	Total Long-Term Investments - 157.8%
	(Cost $270,807,445)		286,701,196

Principal Amount	Short-Term Investments — 10.1%		Value
	Municipal Bonds — 10.1%
	Indiana — 1.4%
$ 2,500,000	Indiana Finance Authority Revenue,
	Lease Appropriation-A-2, AA+, Aa3
	0.30%, 2/1/2037 (h)	10/5/10 @ 100.00	2,500,000

	Missouri— 0.9%
1,700,000	Missouri Development Finance Board Cultural Facilities Revenue,
	Nelson Gallery Foundation, Series A, AAA, Aaa
	0.30%, 12/1/2033 (h)	10/5/10 @ 100.00	1,700,000

	New York — 2.2%
2,900,000	City of New York
	Subseries E5, AAA, Aa1
	0.27%, 8/1/2016 (h)	11/1/10 @ 100.00	2,900,000
1,000,000	New York Transitional Finance Authority
	Subseries 2A, AAA, Aa1
	0.30%, 11/1/2022 (h)	NA	1,000,000
			3,900,000
	Tennessee — 5.6%
3,300,000	Blount County Public Building Authority,
	Local Government Public Improvements-A-4-A, NR, Aa1
	0.76%, 6/1/2032 (h)	10/5/10 @ 100.00	3,300,000
6,900,000	Blount County Public Building Authority,
	Local Government Public Improvements-D-3-A, AA+, Aa1
	0.66%, 6/1/2034 (h)	10/5/10 @ 100.00	6,900,000
			10,200,000
	Total Short-Term Investments — 10.1%
	(Cost $18,300,000)		18,300,000

	Total Investments — 167.9%
	(Cost $289,107,445)		305,001,196

	Floating Rate Note Obligations — (3.8%)
(6,850,000)	Notes with interest rates ranging from 0.28% to 0.30% on September 30, 2010,
	and contractual maturities of collateral from 2016 to 2037.
	(Cost ($6,850,000))		(6,850,000)

	Total Net Investments — 164.1%
	(Cost $282,257,445)		298,151,196
	Liabilities in excess of Other Assets — (6.3%)		(11,446,501)
	Preferred Shares, at Liquidation Value — (-57.8% of Net Assets
	Applicable to Common Shareholders or -34.4% of Total Investments)		(105,000,000)
	Net Assets Applicable to Common Shareholders — 100.0%		$ 181,704,695

ADR	American Depositary Receipt
AG	Stock Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
ASSURED	Assured Guaranty Corporation
BHAC	Berkshire Hathaway Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHA	Guaranteed by Federal Housing Administration
LLC	Limited Liability Corporation
N/A	Not Applicable
NV	Publicly Traded Company
PLC	Public Limited Company
PSF	Permanent School Fund (Texas)
REIT	Real Estate Investment Trust
SE	Stock Corporation

(a)	Security has a step coupon and a convertible feature effective after September 1, 2026 .
(b)	Inverse floating rate investment. Interest rate shown is that in effect at September 30, 2010.
(c)	Underlying security related to inverse floating rate investment entered into by the Fund.
(d)	Non-income producing security.
(e)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to $2,702,604, which represents 1.49% of net assets applicable to common shares.
(f)	Floating or variable rate coupon. The rate shown is as of September 30, 2010.
(g)	Security is a hybrid bond that will convert to a preferred stock on the first call date.
(h)	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate shown is that earned by the Fund as of September 30, 2010.

Ratings shown are per Standard & Poor's and Moody's. Securities classified as NR are not rated.
The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.
All percentages shown in the Portfolio of Investments are based on Net Assets
Applicable to Common Shareholders unless otherwise noted.

	Country Allocation*
	United States	94.3%
	Netherlands	1.8%
	United Kingdom	1.6%
	Germany	1.3%
	Bermuda	0.5%
	Switzerland	0.3%
	Canada	0.2%

*	Based on Total Long-Term Investments. Subject to change daily.

See previously submitted notes to the financial statements for the period ended June 30, 2010.

At September 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 289,948,285	$ 20,341,298	$ (5,288,387)	$ 15,052,911

In accordance with ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of September 30, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Municipal Bonds	$ -	$ 175,076	$ -	$ 175,076
Common Stocks	84,981	-	-	84,981
Corporate Bonds	-	31,245	-	31,245
Preferred Stocks	13,699	-	-	13,699
Total	$ 98,680	$ 206,321	$ -	$ 305,001

The Fund adopted the Accounting Standard Update, Fair Value Measurements and
Disclosures (Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions
ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.
The Fund values its current Level 2 securities through independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.There were no transfers between Level 1 and Level 2 during the period ended September 30, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TS&W/Claymore Tax-Advantaged Balanced Fund

By:       /s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive and Legal Officer

Date:    November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive and Legal Officer

Date:    November 18, 2010

By:       /s/ Bruce Albelda
Bruce Albelda
Interim Chief Financial Officer, Interim Chief Accounting Officer and Interim Treasurer

Date:    November 18, 2010